Net Income (loss) per Share (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Earnings Per Share Disclosure
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period	7,102,005	5,304,495	7,036,260
Restricted Stock
Earnings Per Share Disclosure
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period			13,620,000